Investment Objectives and Goals - Grant Park Multi Alternative Strategies Fund	Jan. 27, 2026
Prospectus [Line Items]
Risk/Return [Heading]	Fund Summary
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The Fund seeks to provide positive absolute returns.